Financial Instruments Risks - Evolution of Total VaR (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Average value at risk [member]
Value at risk [line items]
Total value at risk	$ 81,600	$ 22,860
Value at risk per interest rate	71,970	19,000
Value at risk per exchange rate	25,850	9,640
Minimum value at risk [member]
Value at risk [line items]
Total value at risk	11,550	4,970
Value at risk per interest rate	8,260	3,130
Value at risk per exchange rate	850	280
Maximum value at risk [member]
Value at risk [line items]
Total value at risk	273,420	97,370
Value at risk per interest rate	234,320	93,760
Value at risk per exchange rate	155,020	37,980
Closing value at risk [member]
Value at risk [line items]
Total value at risk	43,570	49,360
Value at risk per interest rate	43,990	49,900
Value at risk per exchange rate	$ 3,920	$ 2,650